Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.4%)
LYB International Finance III, LLC
3.375%, 10/1/40	3,180,000	3,302
3.625%, 4/1/51	2,084,000	2,191
Teck Resources, Ltd.
6.125%, 10/1/35	1,085,000	1,406
6.250%, 7/15/41	1,221,000	1,629
Westlake Chemical Corp.
3.125%, 8/15/51	3,044,000	2,872
3.600%, 8/15/26	1,161,000	1,275
4.375%, 11/15/47	1,111,000	1,266
Total		13,941

Communications (3.3%)
Amazon.com, Inc.
1.000%, 5/12/26	7,249,000	7,241
1.650%, 5/12/28	3,266,000	3,292
2.100%, 5/12/31	5,100,000	5,166
2.700%, 6/3/60	496,000	466
3.100%, 5/12/51	2,577,000	2,694
3.250%, 5/12/61	1,101,000	1,172
AT&T, Inc.
2.250%, 2/1/32	872,000	849
3.100%, 2/1/43	539,000	517
3.500%, 6/1/41	1,134,000	1,164
3.500%, 9/15/53	4,552,000	4,505
3.550%, 9/15/55	1,112,000	1,097
3.650%, 9/15/59	1,378,000	1,374
3.800%, 12/1/57	2,035,000	2,079
3.850%, 6/1/60	267,000	276
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.250%, 1/15/29	5,069,000	5,065
3.500%, 6/1/41	2,179,000	2,140
3.500%, 3/1/42	2,587,000	2,531
3.900%, 6/1/52	2,246,000	2,237
4.400%, 12/1/61	1,568,000	1,631
4.464%, 7/23/22	1,015,000	1,041
4.800%, 3/1/50	2,084,000	2,339
Comcast Corp.
1.500%, 2/15/31	2,756,000	2,616
3.750%, 4/1/40	2,143,000	2,408
Discovery Communications LLC
4.000%, 9/15/55	1,313,000	1,373
4.650%, 5/15/50	331,000	384
Netflix, Inc.
3.625%, 6/15/25 144A	1,894,000	2,012
5.875%, 11/15/28	2,035,000	2,494
NTT Finance Corp.
1.162%, 4/3/26 144A	5,229,000	5,199
Telefonica Emisiones SA
5.520%, 3/1/49	834,000	1,091
T-Mobile USA, Inc.
2.250%, 2/15/26 144A	12,360,000	12,499
2.250%, 2/15/26	2,458,000	2,486
2.875%, 2/15/31	1,867,000	1,883

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
3.375%, 4/15/29 144A	5,876,000	6,130
3.500%, 4/15/31 144A	4,704,000	4,961
Verizon Communications, Inc.
2.355%, 3/15/32 144A	2,120,000	2,097
2.550%, 3/21/31	1,015,000	1,027
2.650%, 11/20/40	4,460,000	4,190
2.875%, 11/20/50	857,000	799
3.400%, 3/22/41	2,143,000	2,238
3.550%, 3/22/51	2,491,000	2,627
3.700%, 3/22/61	1,557,000	1,644
4.329%, 9/21/28	738,000	848
ViacomCBS, Inc.
4.200%, 5/19/32	113,000	129
4.600%, 1/15/45	208,000	249
4.950%, 1/15/31	593,000	708
4.950%, 5/19/50	1,031,000	1,291
5.850%, 9/1/43	390,000	531
Total		112,790

Consumer, Cyclical (1.8%)
Advance Auto Parts, Inc.
3.900%, 4/15/30	2,695,000	2,938
AutoNation, Inc.
1.950%, 8/1/28	1,584,000	1,562
2.400%, 8/1/31	1,135,000	1,106
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.500%, 10/20/25 144A	4,314,000	4,616
4.750%, 10/20/28 144A	6,262,000	6,982
Ford Motor Co.
4.750%, 1/15/43	868,000	910
Ford Motor Credit Co. LLC
2.700%, 8/10/26	4,135,000	4,143
3.625%, 6/17/31	4,571,000	4,600
4.000%, 11/13/30	1,593,000	1,657
General Motors Co.
5.400%, 4/1/48	618,000	766
The Home Depot, Inc.
1.500%, 9/15/28	4,211,000	4,165
2.375%, 3/15/51	1,185,000	1,070
3.125%, 12/15/49	2,062,000	2,150
3.300%, 4/15/40	441,000	478
Hyundai Capital America
0.800%, 1/8/24 144A	3,364,000	3,350
1.250%, 9/18/23 144A	1,655,000	1,669
1.300%, 1/8/26 144A	3,304,000	3,251
1.800%, 10/15/25 144A	2,648,000	2,674
2.000%, 6/15/28 144A	1,612,000	1,584
Lowe’s Companies, Inc.
1.700%, 9/15/28	2,120,000	2,101
Marriott International, Inc.
2.850%, 4/15/31	2,616,000	2,649
5.750%, 5/1/25	114,000	130
Starbucks Corp.
1.300%, 5/7/22	1,351,000	1,359
3.350%, 3/12/50	1,660,000	1,724

Select Bond Portfolio

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
3.500%, 11/15/50	2,125,000	2,256
Walmart, Inc.
1.500%, 9/22/28	1,065,000	1,060
1.800%, 9/22/31	957,000	949
2.500%, 9/22/41	852,000	848
2.650%, 9/22/51	108,000	108
Total		62,855

Consumer, Non-cyclical (5.0%)
AbbVie, Inc.
2.300%, 11/21/22	3,315,000	3,383
3.750%, 11/14/23	295,000	314
4.050%, 11/21/39	1,232,000	1,416
4.250%, 11/21/49	1,689,000	2,001
4.300%, 5/14/36	770,000	903
4.450%, 5/14/46	781,000	941
Adani International Container Terminal Private, Ltd.
3.000%, 2/16/31 144A	903,560	877
Adani Ports & Special Economic Zone, Ltd.
4.200%, 8/4/27 144A	1,876,000	1,968
Aetna, Inc.
3.875%, 8/15/47	841,000	933
Altria Group, Inc.
2.350%, 5/6/25	463,000	480
2.450%, 2/4/32	1,258,000	1,205
3.400%, 2/4/41	2,506,000	2,373
Amgen, Inc.
1.650%, 8/15/28	4,276,000	4,205
3.000%, 1/15/52	1,704,000	1,635
Anheuser-Busch Cos. LLC / Anheuser- Busch InBev Worldwide, Inc.
4.700%, 2/1/36	3,006,000	3,633
4.900%, 2/1/46	2,697,000	3,315
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	1,063,000	1,164
3.750%, 7/15/42	971,000	1,047
4.375%, 4/15/38	3,158,000	3,686
4.600%, 4/15/48	1,053,000	1,257
AstraZeneca Finance LLC
1.200%, 5/28/26	2,176,000	2,177
1.750%, 5/28/28	3,749,000	3,771
AstraZeneca PLC
3.000%, 5/28/51	1,085,000	1,119
Bacardi, Ltd.
4.700%, 5/15/28 144A	1,126,000	1,301
5.300%, 5/15/48 144A	2,151,000	2,805
BAT Capital Corp.
2.259%, 3/25/28	572,000	568
2.726%, 3/25/31	4,976,000	4,900
4.906%, 4/2/30	583,000	668
Bristol-Myers Squibb Co.
2.550%, 11/13/50	3,294,000	3,093
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	1,850,000	1,869
2.750%, 5/14/31	6,603,000	6,690
3.750%, 9/25/27	5,377,000	5,948
Centene Corp.
2.450%, 7/15/28	5,784,000	5,813

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
CVS Health Corp.
2.700%, 8/21/40	1,677,000	1,600
3.000%, 8/15/26	1,145,000	1,229
3.700%, 3/9/23	385,000	402
4.300%, 3/25/28	830,000	947
4.780%, 3/25/38	1,671,000	2,049
5.050%, 3/25/48	2,013,000	2,591
DH Europe Finance II SARL
2.050%, 11/15/22	1,693,000	1,725
2.200%, 11/15/24	2,914,000	3,034
2.600%, 11/15/29	2,160,000	2,253
The Estee Lauder Co., Inc.
1.950%, 3/15/31	3,196,000	3,188
Genentech, Inc.
5.250%, 7/15/35	1,332,000	1,741
Gilead Sciences, Inc.
2.600%, 10/1/40	1,839,000	1,751
2.800%, 10/1/50	2,371,000	2,235
4.000%, 9/1/36	950,000	1,093
HCA, Inc.
5.375%, 2/1/25	7,662,000	8,562
5.875%, 2/1/29	738,000	887
Humana, Inc.
1.350%, 2/3/27	1,950,000	1,924
Molson Coors Beverage Co.
4.200%, 7/15/46	3,690,000	4,084
Nestle Holdings, Inc.
1.500%, 9/14/28 144A	1,917,000	1,895
1.875%, 9/14/31 144A	2,121,000	2,101
Pfizer, Inc.
2.550%, 5/28/40	3,695,000	3,670
2.700%, 5/28/50	754,000	742
2.800%, 3/11/22	1,020,000	1,032
Quanta Services, Inc.
0.950%, 10/1/24	2,653,000	2,654
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	3,527,000	3,355
2.800%, 9/15/50	360,000	332
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,208,000	2,302
Sodexo, Inc.
1.634%, 4/16/26 144A	3,000,000	3,018
STERIS Irish FinCo Unlimited Co.
3.750%, 3/15/51	4,098,000	4,423
Takeda Pharmaceutical Co., Ltd.
2.050%, 3/31/30	4,021,000	3,958
3.025%, 7/9/40	1,196,000	1,214
3.175%, 7/9/50	2,434,000	2,467
4.400%, 11/26/23	1,858,000	2,002
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28	3,630,000	3,618
2.000%, 10/15/31	1,792,000	1,753
2.800%, 10/15/41	852,000	850
4.497%, 3/25/30	1,514,000	1,791
UnitedHealth Group, Inc.
2.300%, 5/15/31	2,800,000	2,857
2.750%, 5/15/40	814,000	814
2.900%, 5/15/50	803,000	805
3.050%, 5/15/41	556,000	575
3.250%, 5/15/51	1,784,000	1,886

Select Bond Portfolio

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Yale University
0.873%, 4/15/25	1,054,000	1,058
1.482%, 4/15/30	1,628,000	1,602
Total		171,527

Energy (1.5%)
Aker BP ASA
4.000%, 1/15/31 144A	1,473,000	1,602
BP Capital Markets America, Inc.
3.379%, 2/8/61	2,485,000	2,473
Devon Energy Corp.
4.750%, 5/15/42	559,000	638
5.000%, 6/15/45	1,964,000	2,303
5.600%, 7/15/41	266,000	332
Diamondback Energy, Inc.
4.400%, 3/24/51	911,000	1,033
Enable Midstream Partners LP
3.900%, 5/15/24	295,000	313
4.150%, 9/15/29	1,248,000	1,353
4.400%, 3/15/27	2,105,000	2,332
4.950%, 5/15/28	3,570,000	4,010
Energy Transfer LP
5.300%, 4/15/47	332,000	389
6.000%, 6/15/48	436,000	553
6.050%, 6/1/41	496,000	615
6.125%, 12/15/45	950,000	1,209
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 9/30/27 144A	3,263,798	3,297
2.160%, 3/31/34 144A	2,403,000	2,358
2.625%, 3/31/36 144A	1,480,000	1,457
2.940%, 9/30/40 144A	957,000	955
Lundin Energy Finance B.V.
2.000%, 7/15/26 144A	6,247,000	6,285
3.100%, 7/15/31 144A	4,947,000	5,016
Marathon Oil Corp.
5.200%, 6/1/45	684,000	816
Oleoducto Central SA
4.000%, 7/14/27 144A	1,181,000	1,216
Petroleos del Peru SA
5.625%, 6/19/47 144A	1,545,000	1,543
Petroleos Mexicanos
2.460%, 12/15/25	2,888,550	2,995
Phillips 66
3.900%, 3/15/28	80,000	89
Pioneer Natural Resources Co.
1.900%, 8/15/30	2,849,000	2,726
Qatar Petroleum
3.125%, 7/12/41 144A	791,000	791
3.300%, 7/12/51 144A	408,000	412
Sunoco Logistics Partners Operations LP
5.350%, 5/15/45	814,000	949
6.100%, 2/15/42	556,000	689
Total		50,749

Financial (11.2%)
Agree LP
2.000%, 6/15/28	2,317,000	2,297
2.600%, 6/15/33	526,000	520
Alleghany Corp.
3.250%, 8/15/51	1,611,000	1,582

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
American International Group, Inc.
3.400%, 6/30/30	2,393,000	2,611
4.375%, 6/30/50	1,416,000	1,743
The Andrew W. Mellon Foundation
0.947%, 8/1/27	1,297,000	1,275
ANZ New Zealand International, Ltd.
1.250%, 6/22/26 144A	3,199,000	3,185
Assured Guaranty US Holdings, Inc.
3.600%, 9/15/51	1,075,000	1,093
Athene Global Funding
1.730%, 10/2/26 144A	3,191,000	3,189
1.985%, 8/19/28 144A	2,660,000	2,626
2.500%, 3/24/28 144A	3,724,000	3,812
2.646%, 10/4/31 144A	3,510,000	3,514
Banco Santander SA
1.722%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.900%), 9/14/27	2,800,000	2,787
Bank of America Corp.
0.976%, (US SOFR plus 0.690%), 4/22/25	5,768,000	5,799
1.197%, (US SOFR plus 1.010%), 10/24/26	8,112,000	8,051
1.319%, (US SOFR plus 1.150%), 6/19/26	4,797,000	4,796
1.658%, (US SOFR plus 0.910%), 3/11/27	10,722,000	10,784
1.734%, (US SOFR plus 0.960%), 7/22/27	11,601,000	11,649
1.898%, (US SOFR plus 1.530%), 7/23/31	2,111,000	2,036
1.922%, (US SOFR plus 1.370%), 10/24/31	1,780,000	1,712
2.015%, (ICE LIBOR USD 3 Month plus 0.640%), 2/13/26	545,000	559
2.456%, (ICE LIBOR USD 3 Month plus 0.870%), 10/22/25	2,946,000	3,077
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	2,990,000	3,026
2.592%, (US SOFR plus 2.150%), 4/29/31	3,435,000	3,506
2.687%, (US SOFR plus 1.320%), 4/22/32	10,490,000	10,682
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	4,227,000	4,356
3.311%, (US SOFR plus 1.580%), 4/22/42	2,295,000	2,408
3.483%, (US SOFR plus 1.650%), 3/13/52	1,053,000	1,137
3.500%, 4/19/26	545,000	595
3.559%, (ICE LIBOR USD 3 Month plus 1.060%), 4/23/27	2,626,000	2,858
Blackstone Holdings Finance Co. LLC
1.625%, 8/5/28 144A	1,595,000	1,559
2.850%, 8/5/51 144A	1,910,000	1,815
Blackstone Private Credit Fund
2.625%, 12/15/26 144A	3,969,000	3,957
Blackstone Secured Lending Fund
2.850%, 9/30/28 144A	3,297,000	3,275
Blue Owl Finance LLC
4.125%, 10/7/51 144A	796,000	776
BNP Paribas SA
2.159%, (US SOFR plus 1.218%), 9/15/29 144A	2,905,000	2,878
Brighthouse Financial, Inc.
4.700%, 6/22/47	832,000	941
Brixmor Operating Partnership LP
2.250%, 4/1/28	743,000	749
2.500%, 8/16/31	1,289,000	1,270

Select Bond Portfolio

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
CNO Global Funding
1.750%, 10/7/26 144A	3,290,000	3,290
Credit Suisse AG
1.250%, 8/7/26	8,193,000	8,073
Crown Castle International Corp.
1.050%, 7/15/26	3,185,000	3,117
2.100%, 4/1/31	5,887,000	5,667
2.500%, 7/15/31	2,328,000	2,326
2.900%, 4/1/41	1,487,000	1,433
4.000%, 3/1/27	534,000	594
DNB Bank ASA
1.535%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.720%), 5/25/27 144A	2,812,000	2,813
Enstar Group, Ltd.
3.100%, 9/1/31	2,688,000	2,645
Essex Portfolio LP
1.700%, 3/1/28	2,784,000	2,730
2.550%, 6/15/31	1,096,000	1,106
Extra Space Storage LP
2.350%, 3/15/32	955,000	933
F&G Global Funding
2.000%, 9/20/28 144A	4,238,000	4,173
Federal Realty Investment Trust
3.950%, 1/15/24	1,470,000	1,568
FS KKR Capital Corp.
2.625%, 1/15/27	1,584,000	1,588
3.400%, 1/15/26	4,227,000	4,417
GA Global Funding Trust
0.800%, 9/13/24 144A	3,727,000	3,709
1.950%, 9/15/28 144A	5,005,000	4,932
GE Capital Funding, LLC
3.450%, 5/15/25	1,232,000	1,329
4.400%, 5/15/30	1,880,000	2,178
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	4,581,000	5,497
GLP Capital LP / GLP Financing II, Inc.
5.300%, 1/15/29	1,074,000	1,256
The Goldman Sachs Group, Inc.
0.657%, (US SOFR plus 0.505%), 9/10/24	7,927,000	7,928
2.383%, (US SOFR plus 1.248%), 7/21/32	3,685,000	3,649
JPMorgan Chase & Co.
0.824%, (US SOFR plus 0.540%), 6/1/25	4,878,000	4,877
1.040%, (US SOFR plus 0.695%), 2/4/27	10,646,000	10,444
1.045%, (US SOFR plus 0.800%), 11/19/26	5,936,000	5,846
1.470%, (US SOFR plus 0.765%), 9/22/27	9,007,000	8,949
2.069%, (US SOFR plus 1.015%), 6/1/29	5,307,000	5,319
2.083%, (US SOFR plus 1.850%), 4/22/26	4,656,000	4,789
2.182%, (US SOFR plus 1.890%), 6/1/28	3,261,000	3,329
3.328%, (US SOFR plus 1.580%), 4/22/52	1,628,000	1,705
Kilroy Realty LP
2.650%, 11/15/33	1,444,000	1,424
Macquarie Group, Ltd.
1.629%, (US SOFR plus 0.910%), 9/23/27 144A	1,264,000	1,258
Mid-America Apartments LP
3.950%, 3/15/29	1,069,000	1,203
4.000%, 11/15/25	1,302,000	1,430

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.300%, 10/15/23	1,091,000	1,162
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	6,334,000	6,341
1.538%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.750%), 7/20/27	6,256,000	6,250
2.309%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 7/20/32	3,272,000	3,242
Morgan Stanley
0.790%, (US SOFR plus 0.525%), 5/30/25	11,096,000	11,062
0.791%, (US SOFR plus 0.509%), 1/22/25	13,163,000	13,162
0.864%, (US SOFR plus 0.745%), 10/21/25	3,836,000	3,828
0.985%, (US SOFR plus 0.720%), 12/10/26	5,415,000	5,319
1.512%, (US SOFR plus 0.858%), 7/20/27	4,140,000	4,120
2.239%, (US SOFR plus 1.178%), 7/21/32	3,158,000	3,104
Nomura Holdings, Inc.
1.653%, 7/14/26	5,298,000	5,278
2.608%, 7/14/31	2,417,000	2,408
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	1,112,000	1,116
Owl Rock Capital Corp.
2.875%, 6/11/28	1,112,000	1,110
3.400%, 7/15/26	4,618,000	4,809
Pricoa Global Funding I
1.200%, 9/1/26 144A	4,886,000	4,857
Regency Centers LP
2.950%, 9/15/29	2,311,000	2,424
Reliance Standard Life Global Funding II
1.512%, 9/28/26 144A	3,195,000	3,179
Rexford Industrial Realty, Inc.
2.150%, 9/1/31	1,180,000	1,137
SBL Holdings, LLC
5.000%, 2/18/31 144A	3,684,000	3,930
Scentre Group Trust 1/2
3.625%, 1/28/26 144A	1,677,000	1,819
Societe Generale SA
2.889%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.300%), 6/9/32 144A	2,494,000	2,508
Spirit Realty LP
2.100%, 3/15/28	2,116,000	2,105
2.700%, 2/15/32	636,000	631
3.200%, 2/15/31	619,000	643
3.400%, 1/15/30	1,281,000	1,361
4.450%, 9/15/26	137,000	153
Store Capital Corp.
2.750%, 11/18/30	1,883,000	1,892
4.500%, 3/15/28	4,015,000	4,527
4.625%, 3/15/29	1,357,000	1,537
Sumitomo Mitsui Financial Group, Inc.
1.402%, 9/17/26	4,264,000	4,229
1.902%, 9/17/28	6,641,000	6,563
2.930%, 9/17/41	2,122,000	2,067
Sun Communities Operating LP
2.300%, 11/1/28	1,063,000	1,065

Select Bond Portfolio

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Svensk Exportkredit AB
0.750%, 4/6/23	733,000	738
The Toronto-Dominion Bank
1.250%, 9/10/26	5,307,000	5,269
Trust Fibra Uno
5.250%, 1/30/26 144A	1,646,000	1,830
6.390%, 1/15/50 144A	1,319,000	1,561
VEREIT Operating Partnership LP
2.200%, 6/15/28	1,139,000	1,153
2.850%, 12/15/32	1,541,000	1,601
3.400%, 1/15/28	1,129,000	1,221
Total		384,320

Industrial (1.4%)
The Boeing Co.
2.196%, 2/4/26	4,026,000	4,056
3.250%, 2/1/28	2,279,000	2,407
3.250%, 2/1/35	1,302,000	1,302
3.625%, 2/1/31	2,290,000	2,451
3.750%, 2/1/50	2,328,000	2,350
5.150%, 5/1/30	1,063,000	1,248
5.705%, 5/1/40	646,000	821
5.805%, 5/1/50	717,000	956
Crowley Conro LLC
4.181%, 8/15/43	1,342,581	1,557
DAE Funding LLC
1.550%, 8/1/24 144A	5,257,000	5,209
2.625%, 3/20/25 144A	1,745,000	1,775
GXO Logistics, Inc.
1.650%, 7/15/26 144A	2,780,000	2,759
Howmet Aerospace, Inc.
3.000%, 1/15/29	3,158,000	3,185
John Deere Capital Corp.
1.200%, 4/6/23	2,507,000	2,540
Northrop Grumman Corp.
3.250%, 8/1/23	3,104,000	3,259
3.250%, 1/15/28	1,915,000	2,072
Rockwell Automation, Inc.
0.350%, 8/15/23	1,595,000	1,596
Union Pacific Corp.
2.150%, 2/5/27	1,682,000	1,742
2.400%, 2/5/30	2,084,000	2,140
2.950%, 3/1/22	1,888,000	1,910
3.150%, 3/1/24	901,000	954
Total		46,289

Metals/Mining (0.1%)
Teck Resources, Ltd.
5.200%, 3/1/42	1,253,000	1,497
Total		1,497

Pharmaceuticals (0.0%)
AbbVie, Inc.
4.400%, 11/6/42	269,000	321
Total		321

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Pipelines (0.0%)
Energy Transfer LP
5.150%, 3/15/45	545,000	624
Total		624

Technology (2.8%)
Analog Devices, Inc.
1.700%, 10/1/28	1,595,000	1,598
2.100%, 10/1/31	2,122,000	2,127
2.800%, 10/1/41	532,000	532
2.950%, 10/1/51	744,000	744
Apple, Inc.
1.400%, 8/5/28	4,249,000	4,181
1.700%, 8/5/31	3,185,000	3,099
2.375%, 2/8/41	1,063,000	1,021
2.550%, 8/20/60	2,491,000	2,271
2.650%, 5/11/50	2,621,000	2,520
2.650%, 2/8/51	2,659,000	2,544
2.700%, 8/5/51	1,915,000	1,847
2.800%, 2/8/61	1,063,000	1,015
2.850%, 8/5/61	1,063,000	1,026
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.875%, 1/15/27	803,000	882
Broadcom, Inc.
2.450%, 2/15/31 144A	1,856,000	1,797
3.150%, 11/15/25	1,389,000	1,485
3.419%, 4/15/33 144A	5,686,000	5,886
3.469%, 4/15/34 144A	2,740,000	2,821
4.150%, 11/15/30	1,888,000	2,092
Dell International LLC / EMC Corp.
4.900%, 10/1/26	545,000	628
6.100%, 7/15/27	1,080,000	1,335
8.350%, 7/15/46	1,139,000	1,847
HP, Inc.
2.200%, 6/17/25	3,418,000	3,527
Intel Corp.
1.600%, 8/12/28	2,675,000	2,665
2.000%, 8/12/31	4,173,000	4,150
2.800%, 8/12/41	1,719,000	1,714
3.050%, 8/12/51	2,149,000	2,135
3.200%, 8/12/61	1,504,000	1,512
KLA-Tencor Corp.
3.300%, 3/1/50	1,443,000	1,518
Microsoft Corp.
2.921%, 3/17/52	86,000	89
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27 144A	1,058,000	1,128
3.250%, 5/11/41 144A	1,161,000	1,199
3.875%, 6/18/26 144A	4,542,000	5,004
Oracle Corp.
2.300%, 3/25/28	1,156,000	1,182
2.800%, 4/1/27	3,245,000	3,438
2.875%, 3/25/31	792,000	815
3.650%, 3/25/41	1,101,000	1,139
3.950%, 3/25/51	1,525,000	1,608
Salesforce.com, Inc.
2.700%, 7/15/41	59,000	59
Texas Instruments, Inc.
1.125%, 9/15/26	1,063,000	1,062

Select Bond Portfolio

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Technology continued
VMware, Inc.
0.600%, 8/15/23	5,269,000	5,276
1.000%, 8/15/24	3,690,000	3,702
1.400%, 8/15/26	4,216,000	4,197
1.800%, 8/15/28	2,317,000	2,283
3.900%, 8/21/27	423,000	471
4.700%, 5/15/30	2,132,000	2,513
Total		95,684

Utilities (2.5%)
AES Corp.
1.375%, 1/15/26	2,290,000	2,260
Baltimore Gas & Electric Co.
2.250%, 6/15/31	1,584,000	1,591
Black Hills Corp.
3.875%, 10/15/49	955,000	1,024
Comision Federal de Electricidad
3.875%, 7/26/33 144A	2,938,000	2,887
Consumers Energy Co.
2.500%, 5/1/60	901,000	787
2.650%, 8/15/52	1,167,000	1,104
Dominion Energy, Inc.
1.450%, 4/15/26	1,349,000	1,353
2.250%, 8/15/31	1,592,000	1,587
3.300%, 4/15/41	857,000	889
DTE Electric Co.
2.950%, 3/1/50	2,349,000	2,353
DTE Energy Co.
1.050%, 6/1/25	1,112,000	1,103
2.950%, 3/1/30	1,422,000	1,485
Duke Energy Carolinas LLC
2.550%, 4/15/31	1,074,000	1,112
Duke Energy Corp.
2.550%, 6/15/31	4,227,000	4,283
3.500%, 6/15/51	635,000	654
Duke Energy Progress LLC
2.500%, 8/15/50	1,595,000	1,446
Entergy Arkansas LLC
2.650%, 6/15/51	1,422,000	1,326
Evergy, Inc.
2.450%, 9/15/24	1,986,000	2,076
3.450%, 4/15/50	1,190,000	1,274
Eversource Energy
1.400%, 8/15/26	1,611,000	1,607
Interstate Power & Light Co.
3.500%, 9/30/49	814,000	885
ITC Holdings Corp.
2.700%, 11/15/22	2,149,000	2,199
Jersey Central Power & Light Co.
2.750%, 3/1/32 144A	1,736,000	1,778
Metropolitan Edison Co.
4.300%, 1/15/29 144A	2,377,000	2,664
MidAmerican Energy Co.
2.700%, 8/1/52	1,373,000	1,319
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28 144A	309,000	346
Mississippi Power Co.
3.100%, 7/30/51	1,899,000	1,878
3.950%, 3/30/28	2,621,000	2,920
4.250%, 3/15/42	727,000	854

Corporate Bonds (30.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28	2,116,000	2,117
Northern States Power Co.
3.200%, 4/1/52	1,069,000	1,139
NSTAR Electric Co.
3.100%, 6/1/51	977,000	1,013
Pacific Gas & Electric Co.
2.100%, 8/1/27	2,577,000	2,515
3.500%, 8/1/50	380,000	346
3.950%, 12/1/47	2,386,000	2,296
4.200%, 6/1/41	917,000	901
4.500%, 7/1/40	545,000	556
4.750%, 2/15/44	534,000	544
4.950%, 7/1/50	1,595,000	1,697
PacifiCorp
2.900%, 6/15/52	1,367,000	1,330
PECO Energy Co.
2.850%, 9/15/51	1,910,000	1,874
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	901,000	952
Piedmont Natural Gas Company, Inc.
2.500%, 3/15/31	1,595,000	1,604
Public Service Company of Colorado
1.875%, 6/15/31	2,436,000	2,394
Public Service Company of Oklahoma
2.200%, 8/15/31	1,612,000	1,590
3.150%, 8/15/51	1,074,000	1,069
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,122,000	2,088
2.050%, 8/1/50	441,000	379
2.700%, 5/1/50	1,834,000	1,766
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	690,000	653
Southern California Edison Co.
4.125%, 3/1/48	1,188,000	1,295
Southern Co. Gas Capital Corp.
1.750%, 1/15/31	1,671,000	1,591
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25 144A	749,000	805
Virginia Electric & Power Co.
2.450%, 12/15/50	1,231,000	1,103
WEC Energy Group, Inc.
0.800%, 3/15/24	2,686,000	2,694
1.375%, 10/15/27	1,541,000	1,515
Total		84,870

Total Corporate Bonds (Cost: $1,018,963)		1,025,467

Governments (37.9%)
Governments (37.9%)
Abu Dhabi Government International Bond
3.000%, 9/15/51 144A	1,647,000	1,615
Colombia Government International Bond
3.250%, 4/22/32	841,000	784
3.875%, 2/15/61	837,000	674
Japan Bank for International Cooperation
1.750%, 10/17/24	2,974,000	3,066
Republic of Chile
2.550%, 7/27/33	2,908,000	2,835

Select Bond Portfolio

Governments (37.9%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.250%, 9/21/71	1,386,000	1,252
Republic of Italy Government International Bond
3.875%, 5/6/51	1,508,000	1,626
Republic of Paraguay
5.400%, 3/30/50 144A	1,824,000	2,093
Republic of Peru
2.392%, 1/23/26	2,219,000	2,264
2.783%, 1/23/31	7,703,000	7,623
United Mexican States
2.659%, 5/24/31	615,000	593
3.750%, 4/19/71	2,962,000	2,559
3.771%, 5/24/61	601,000	533
4.280%, 8/14/41	4,847,000	4,945
4.500%, 1/31/50	486,000	497
4.500%, 4/22/29	3,887,000	4,365
4.750%, 3/8/44	770,000	819
US Treasury
0.125%, 5/31/22	10,084,000	10,087
0.125%, 9/30/22	16,289,000	16,294
0.125%, 10/31/22	36,571,000	36,575
0.125%, 12/31/22	42,449,000	42,436
0.125%, 3/31/23	47,589,000	47,543
0.125%, 5/31/23	22,468,000	22,432
0.125%, 8/31/23	49,766,000	49,634
0.125%, 1/15/24	42,168,000	41,942
0.250%, 9/30/23	6,792,000	6,787
0.250%, 8/31/25	18,823,000	18,439
0.250%, 10/31/25	34,529,000	33,737
0.375%, 4/15/24	4,080,000	4,075
0.375%, 8/15/24	26,393,000	26,298
0.375%, 9/15/24 b	93,624,000	93,222
0.375%, 11/30/25	41,731,000	40,934
0.375%, 12/31/25	52,938,000	51,871
0.375%, 1/31/26	28,542,000	27,929
0.500%, 2/28/26	44,380,000	43,631
0.500%, 8/31/27	25,638,000	24,677
0.750%, 5/31/26	50,687,000	50,261
0.750%, 8/31/26	25,149,000	24,880
0.875%, 6/30/26	40,028,000	39,887
0.875%, 9/30/26	19,338,000	19,234
1.125%, 5/15/40	54,471,000	47,081
1.125%, 8/15/40	36,259,000	31,203
1.125%, 8/31/28	7,573,000	7,483
1.250%, 8/15/31 b	72,956,000	71,189
1.375%, 11/15/40 b	59,347,000	53,310
1.375%, 8/15/50	16,828,000	14,200
1.500%, 11/30/24	20,490,000	21,090
1.625%, 11/15/50	15,650,000	14,060
1.750%, 8/15/41	43,824,000	41,893
1.750%, 11/30/21	2,820,000	2,828
1.750%, 2/28/22	1,821,000	1,834
1.875%, 2/15/41	12,392,000	12,121
1.875%, 2/28/22	35,716,000	35,984
2.000%, 8/15/51	20,144,000	19,788
2.000%, 2/15/22	27,034,000	27,230
2.125%, 5/15/25	25,935,000	27,256
2.250%, 5/15/41	17,861,000	18,573
2.375%, 5/15/51	28,794,000	30,729

Governments (37.9%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.500%, 2/15/45	7,522,000	8,123
Total		1,296,923

Total Governments (Cost: $1,314,176)		1,296,923

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB	1,780,000	2,761
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB	1,950,000	3,235
The Ohio State University
4.800%, 6/1/11 RB	1,070,000	1,526
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB	3,110,000	4,188
The University of Texas System
2.439%, 8/15/49 RB	925,000	892
Total Municipal Bonds (Cost: $10,529)		12,602

Structured Products (38.3%)
Asset Backed Securities (8.0%)
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A
0.600%, 12/18/23	1,442,152	1,443
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A
3.070%, 9/20/23 144A	1,041,000	1,063
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.360%, 3/20/26 144A	2,229,000	2,318
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.390%, 7/15/30	9,224,000	9,126
College Avenue Student Loans LLC, Series 2017-A, Class A1
1.734%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	1,083,710	1,095
College Avenue Student Loans LLC, Series 2018-A, Class A2
4.130%, 12/26/47 144A	917,893	962
College Avenue Student Loans LLC, Series 2019-A, Class A2
3.280%, 12/28/48 144A	1,709,628	1,766
College Avenue Student Loans LLC, Series 2021-A, Class A2
1.600%, 7/25/51 144A	2,383,634	2,372
Ford Credit Auto Owner Trust, Series 2018-1, Class A
3.190%, 7/15/31 144A	1,949,000	2,087
Ford Credit Auto Owner Trust, Series 2019-REV1, Class A
3.520%, 7/15/30 144A	4,691,000	4,994
Ford Credit Auto Owner Trust, Series 2021-1, Class A
1.370%, 10/17/33 144A	2,445,000	2,455
GM Financial Revolving Receivables Trust, Series 2021-1, Class A
1.170%, 6/12/34 144A	3,922,000	3,922

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hertz Vehicle Financing II LP, Series 2021- 1A, Class A
1.210%, 12/26/25 144A	1,797,000	1,803
Hertz Vehicle Financing II LP, Series 2021- 2A, Class A
1.680%, 12/27/27 144A	5,286,000	5,292
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3
0.460%, 6/15/26	2,839,000	2,834
Navient Private Education Loan Trust, Series 2014-AA, Class A3
1.684%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,539,000	1,567
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2
3.520%, 6/16/42 144A	336,847	344
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.000%, 12/15/59 144A	2,838,846	2,979
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	3,418,135	3,497
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2
3.130%, 2/15/68 144A	2,544,530	2,607
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	4,809,056	5,018
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2
2.120%, 1/15/69 144A	2,004,743	2,034
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A
1.690%, 5/15/69 144A	1,368,561	1,382
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A
1.170%, 9/16/69 144A	4,934,280	4,960
Navient Private Education Refi Loan Trust, Series 2021-A, Class A
0.840%, 5/15/69 144A	988,561	987
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A
1.110%, 2/18/70 144A	8,835,000	8,803
Navient Student Loan Trust, Series 2016- AA, Class A2B
2.234%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	863,901	888
Navient Student Loan Trust, Series 2019- BA, Class A2A
3.390%, 12/15/59 144A	3,774,212	3,931
Navient Student Loan Trust, Series 2019-FA, Class A2
2.600%, 8/15/68 144A	3,434,090	3,508
Navient Student Loan Trust, Series 2019- GA, Class A
2.400%, 10/15/68 144A	1,717,783	1,750
Navient Student Loan Trust, Series 2020- EA, Class A
1.690%, 5/15/69 144A	383,610	389

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2020- HA, Class A
1.310%, 1/15/69 144A	2,112,688	2,127
Navient Student Loan Trust, Series 2020-IA, Class A1A
1.330%, 4/15/69 144A	7,308,280	7,327
Navient Student Loan Trust, Series 2021- BA, Class A
0.940%, 7/15/69 144A	1,237,332	1,235
Navient Student Loan Trust, Series 2021- CA, Class A
1.060%, 10/15/69 144A	7,466,101	7,479
Navient Student Loan Trust, Series 2021- EA, Class A
0.970%, 12/16/69 144A	8,007,998	7,979
Nelnet Student Loan Trust, Series 2004-3, Class A5
0.305%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	578,480	571
Nelnet Student Loan Trust, Series 2004-4, Class A5
0.336%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	2,960,309	2,929
Nelnet Student Loan Trust, Series 2005-1, Class A5
0.235%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	8,686,072	8,566
Nelnet Student Loan Trust, Series 2005-2, Class A5
0.225%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	8,425,165	8,296
Nelnet Student Loan Trust, Series 2005-3, Class A5
0.245%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	6,507,984	6,419
Nelnet Student Loan Trust, Series 2005-4, Class A4
0.305%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,103,119	1,069
Santander Drive Auto Receivables Trust, Series 2020-3, Class A3
0.520%, 7/15/24	1,751,507	1,752
Santander Drive Auto Receivables Trust, Series 2020-4, Class A3
0.480%, 7/15/24	1,741,000	1,743
Santander Retail Auto Lease Trust, Series 2020-1, Class A3
2.030%, 2/15/24	599,144	600
Santander Retail Auto Lease Trust, Series 2021-B, Class A3
0.510%, 8/20/24 144A	1,646,000	1,646
SLM Student Loan Trust, Series 2003-1, Class A5C
0.866%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,270,197	1,234
SLM Student Loan Trust, Series 2003-10A, Class A4
0.786%, (ICE LIBOR USD 3 Month plus 0.670%), 12/17/68 144A	5,473,000	5,483

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2007-2, Class A4
0.185%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	8,438,022	8,294
SLM Student Loan Trust, Series 2012-1, Class A3
1.036%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	5,423,881	5,369
SLM Student Loan Trust, Series 2012-2, Class A
0.786%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	4,700,970	4,619
SLM Student Loan Trust, Series 2012-6, Class A3
0.836%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,055,782	2,017
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.700%, 5/15/31 144A	2,417,867	2,473
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.430%, 2/17/32 144A	1,231,762	1,260
SMB Private Education Loan Trust, Series 2016-B, Class A2B
1.534%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	1,156,451	1,172
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.184%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	1,268,495	1,275
SMB Private Education Loan Trust, Series 2018-C, Class A2A
3.630%, 11/15/35 144A	1,540,780	1,617
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.440%, 7/15/36 144A	6,389,697	6,664
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.290%, 7/15/53 144A	4,336,368	4,351
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A
1.600%, 9/15/54 144A	4,087,731	4,132
SMB Private Education Loan Trust, Series 2021-A, Class APT1
1.070%, 1/15/53 144A	12,519,189	12,333
SMB Private Education Loan Trust, Series 2021-BA, Class 144A
1.310%, 7/17/51 144A	5,172,461	5,170
SMB Private Education Loan Trust, Series 2021-C, Class A1
0.484%, (ICE LIBOR USD 1 Month plus 0.400%), 1/15/53 144A	2,115,755	2,117
SMB Private Education Loan Trust, Series 2021-C, Class A2
0.884%, (ICE LIBOR USD 1 Month plus 0.800%), 1/15/53 144A	4,242,000	4,242
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.340%, 3/17/53 144A	8,268,000	8,266

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A
1.600%, 9/15/54 144A	12,547,762	12,684
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.760%, 12/26/36 144A	488,614	492
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
1.036%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	96,610	97
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
0.936%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	116,166	116
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
0.786%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	159,626	160
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX
2.650%, 9/25/40 144A	124,616	127
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
0.586%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	63,279	63
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B
2.720%, 11/26/40 144A	1,964,721	1,994
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B
2.950%, 2/25/42 144A	858,279	874
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX
3.340%, 8/26/47 144A	2,528,903	2,592
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX
1.950%, 2/15/46 144A	2,923,447	2,971
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX
1.030%, 8/17/43 144A	1,813,983	1,812
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX
1.140%, 2/15/47 144A	3,264,000	3,260
Tesla Auto Lease Trust, Series 2021-A, Class A3
0.560%, 3/20/25 144A	1,251,000	1,254
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A
1.350%, 5/25/33 144A	2,268,000	2,298
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A
1.070%, 2/27/34 144A	6,001,000	5,988
Triton Container Finance VIII LLC, Series 2020-1A, Class A
2.110%, 9/20/45 144A	1,279,170	1,288
Verizon Owner Trust, Series 2021-1, Class A
0.500%, 5/20/27	5,328,000	5,317
Total		273,389

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (30.3%)
Angel Oak Mortgage Trust I LLC, Series 2020-2, Class A1A
2.531%, (AFC), 1/26/65 144A	1,867,384	1,896
Angel Oak Mortgage Trust I LLC, Series 2020-5, Class A1
1.373%, (AFC), 5/25/65 144A	706,362	710
Angel Oak Mortgage Trust LLC, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	380,060	384
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A3
3.319%, 5/15/52	363,000	393
Benchmark Mortgage Trust, Series 2021- B28, Class A5
2.224%, (AFC), 8/15/54	2,123,000	2,134
Benchmark Mortgage Trust, Series 2021- B29, Class A5
2.388%, 9/15/54	2,091,000	2,132
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1
2.879%, (AFC), 7/25/49 144A ∑	1,483,889	1,501
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1
2.724%, (AFC), 11/25/59 144A ∑	1,542,587	1,558
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A
0.800%, (ICE LIBOR USD 1 Month plus 0.700%), 9/15/36 144A	6,842,000	6,846
CD Mortgage Trust, Series 2019-CD8, Class A4
2.912%, 8/15/57	1,349,000	1,430
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.367%, 6/15/50	1,013,000	1,081
Citigroup Mortgage Loan Trust, Series 2005- 1, Class 3A1
6.500%, 4/25/35	89,794	96
COLT Funding LLC, Series 2019-4, Class A1
2.579%, (AFC), 11/25/49 144A	851,826	852
COLT Funding LLC, Series 2021-2, Class A1
0.924%, (AFC), 8/25/66 144A	2,798,078	2,795
Commercial Mortgage Pass Through Certificates, Series 2013-CR10, Class A4
4.210%, (AFC), 8/10/46	52,000	55
Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class A4
4.258%, 8/10/50	6,049,000	6,428
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4
3.101%, 3/10/46	4,482,000	4,557
Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A4
3.420%, 8/10/47	2,348,000	2,461
Commercial Mortgage Trust, Series 2015- LC21, Class A4
3.708%, 7/10/48	980,000	1,065
Commercial Mortgage Trust, Series 2015- LC23, Class A3
3.521%, 10/10/48	1,230,000	1,306

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4
3.504%, 6/15/57	1,424,000	1,528
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4
3.807%, 11/15/48	1,085,000	1,187
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4
2.763%, 9/15/52	1,424,000	1,488
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.805%, 3/17/54	793,000	830
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A3
3.329%, 6/15/52	2,966,000	3,210
Federal Home Loan Mortgage Corp.
2.000%, 12/1/50	3,294,429	3,328
2.500%, 1/1/36	9,259,805	9,787
2.822%, (ICE LIBOR USD 12 Month plus 1.640%), 5/1/49	1,663,937	1,721
3.500%, 4/1/49	1,831,398	2,004
4.000%, 1/1/35	65,293	71
4.000%, 1/1/36	123,580	135
4.000%, 10/1/36	688,675	753
4.000%, 3/1/37	349,806	384
4.000%, 8/1/38	3,173,315	3,418
4.000%, 11/1/48	4,167,295	4,593
4.000%, 7/1/49	5,676,500	6,346
4.500%, 6/1/39	99,103	110
4.500%, 7/1/39	128,290	145
5.000%, 5/1/48	2,951,564	3,317
5.000%, 3/1/49	5,759,152	6,454
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30
3.000%, 7/15/42	3,996,063	4,154
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA
3.000%, 10/15/47	3,428,723	3,551
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA
3.000%, 3/15/48	1,372,862	1,459
Federal Home Loan Mortgage Corp., Series 2439, Class LH
6.000%, 4/15/32	227,592	260
Federal Home Loan Mortgage Corp., Series 4205, Class PA
1.750%, 5/15/43	1,218,093	1,253
Federal Home Loan Mortgage Corp., Series 4426, Class QC
1.750%, 7/15/37	2,166,083	2,217
Federal Home Loan Mortgage Corp., Series 4705, Class A
4.500%, 9/15/42	424,324	429
Federal Home Loan Mortgage Corp., Series 4763, Class CA
3.000%, 9/15/38	584,326	621
Federal Home Loan Mortgage Corp., Series 4880, Class DA
3.000%, 5/15/50	2,754,270	2,926

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4897, Class F
0.434%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	368,673	367
Federal National Mortgage Association
2.000%, 5/1/31	3,126,898	3,223
2.000%, 4/1/51	19,507,695	19,701
2.439%, (ICE LIBOR USD 12 Month plus 1.578%), 6/1/45	1,281,333	1,333
2.500%, 12/1/35	8,710,861	9,253
2.500%, 2/1/36	6,298,614	6,684
2.500%, 3/1/36	12,977,740	13,778
2.500%, 4/1/36	1,922,168	2,042
2.500%, 5/1/36	23,578,755	25,036
2.500%, 6/1/36	6,349,031	6,739
2.500%, 9/1/50	17,366,883	18,064
2.500%, 10/1/50	17,177,754	17,824
2.684%, (ICE LIBOR USD 12 Month plus 1.586%), 1/1/46	3,983,201	4,151
3.000%, 1/1/43	3,234,322	3,457
3.000%, 12/1/54	14,778,256	15,764
3.000%, 7/1/60	32,882,228	35,163
4.000%, 9/1/33	1,117,445	1,191
4.000%, 12/1/36	126,866	139
4.000%, 10/1/37	775,893	843
4.000%, 9/1/45	709,194	799
4.000%, 1/1/46	3,173,311	3,573
4.000%, 2/1/47	1,945,897	2,152
4.000%, 4/1/47	852,571	943
4.000%, 10/1/47	606,148	678
4.000%, 7/1/48	10,277,967	11,307
4.000%, 9/1/48	2,092,448	2,298
4.000%, 10/1/48	1,792,146	1,980
4.000%, 11/1/48	1,895,429	2,093
4.000%, 12/1/48	1,716,959	1,926
4.000%, 2/1/49	2,926,164	3,255
4.000%, 5/1/49	1,682,078	1,875
4.000%, 12/1/49	1,757,222	1,949
4.000%, 8/1/59	2,130,450	2,426
4.500%, 5/1/34	47,474	53
4.500%, 6/1/41	107,486	121
4.500%, 3/1/43	1,412,450	1,590
4.500%, 10/1/45	2,210,188	2,488
4.500%, 2/1/46	69,751	78
4.500%, 7/1/48	2,609,307	2,922
4.500%, 8/1/48	3,688,883	4,109
4.500%, 10/1/48	3,348,366	3,714
4.500%, 11/1/48	1,186,173	1,343
4.500%, 1/1/49	6,081,770	6,798
4.500%, 2/1/49	3,270,275	3,644
4.500%, 6/1/49	2,612,302	2,915
4.500%, 7/1/49	2,572,700	2,871
4.500%, 8/1/49	2,462,609	2,758
4.500%, 4/1/50	1,802,851	2,047
5.000%, 7/1/44	131,844	147
5.000%, 10/1/48	588,249	661
5.000%, 12/1/48	1,830,179	2,044
5.000%, 6/1/49	12,732,548	14,211
5.000%, 8/1/49	27,700,829	31,229
5.000%, 11/1/49	2,580,177	2,846

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.500%, 12/1/48	2,047,643	2,332
5.500%, 6/1/49	5,656,231	6,508
Federal National Mortgage Association Stripped, Series 414, Class A35
3.500%, 10/25/42 PO	3,458,307	3,730
Federal National Mortgage Association, Series 2012-151, Class NX
1.500%, 1/25/43	1,416,946	1,424
Federal National Mortgage Association, Series 2013-11, Class AP
1.500%, 1/25/43	4,738,446	4,787
Federal National Mortgage Association, Series 2013-43, Class BP
1.750%, 5/25/43	1,653,225	1,697
Federal National Mortgage Association, Series 2014-73, Class MA
2.500%, 11/25/44	1,020,342	1,056
Federal National Mortgage Association, Series 2015-84, Class PA
1.700%, 8/25/33	5,721,821	5,890
Federal National Mortgage Association, Series 2016-48, Class MA
2.000%, 6/25/38	5,726,695	5,938
Federal National Mortgage Association, Series 2016-57, Class PC
1.750%, 6/25/46	10,924,521	11,024
Federal National Mortgage Association, Series 2017-13, Class PA
3.000%, 8/25/46	1,759,284	1,841
Federal National Mortgage Association, Series 2017-M7, Class A2
2.961%, (AFC), 2/25/27	1,064,000	1,145
Federal National Mortgage Association, Series 2018-14, Class KC
3.000%, 3/25/48	3,353,836	3,561
Federal National Mortgage Association, Series 2018-15, Class AB
3.000%, 3/25/48	718,777	763
Federal National Mortgage Association, Series 2018-8, Class KL
2.500%, 3/25/47	1,949,779	2,028
Federal National Mortgage Association, Series 2019-25, Class PA
3.000%, 5/25/48	3,851,416	4,067
Federal National Mortgage Association, Series 2019-35, Class A
3.000%, 7/25/49	1,440,686	1,500
Federal National Mortgage Association, Series 2020-48, Class AB
2.000%, 7/25/50	2,324,233	2,375
Federal National Mortgage Association, Series 2020-48, Class DA
2.000%, 7/25/50	7,380,276	7,484
Federal National Mortgage Association, Series 2021-27, Class EC
1.500%, 5/25/51	8,663,265	8,710
Freddie Mac, Series 5091, Class AB
1.500%, 3/25/51	5,595,953	5,586
Freddie Mac, Series 5092, Class DT
1.500%, 11/25/49	6,079,831	6,102

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Freddie Mac, Series 5119, Class AB
1.500%, 8/25/49	2,715,898	2,734
GCAT LLC, Series 2019-NQM1, Class A1
2.985%, (AFC), 2/25/59 144A S	495,346	497
Government National Mortgage Association
2.500%, 7/20/51	20,248,232	20,901
2.500%, 9/20/51	20,535,000	21,230
3.500%, 1/20/48	1,885,455	2,039
4.000%, 6/20/47	14,063,224	15,080
4.000%, 3/20/48	481,113	519
4.000%, 4/20/48	1,815,742	1,972
4.000%, 5/20/49	777,492	832
4.000%, 6/20/49	2,032,793	2,171
4.000%, 7/20/49	1,969,506	2,133
4.500%, 8/15/47	309,611	348
4.500%, 6/20/48	2,634,848	2,829
4.500%, 2/20/49	2,402,631	2,672
4.500%, 3/20/49	196,108	213
4.500%, 4/20/49	275,608	296
4.500%, 5/20/49	1,022,519	1,097
5.000%, 12/20/39	75,219	84
5.000%, 11/20/45	188,059	209
5.000%, 3/20/48	4,320,356	4,754
5.000%, 5/20/48	2,028,341	2,196
5.000%, 6/20/48	6,226,707	6,725
5.000%, 7/20/48	1,359,236	1,470
5.000%, 8/20/48	2,129,292	2,294
5.000%, 12/20/48	1,427,444	1,541
5.000%, 1/20/49	2,590,019	2,820
5.000%, 2/20/49	302,841	335
5.000%, 3/20/49	675,023	743
Government National Mortgage Association TBA
2.500%, 11/18/51	21,900,000	22,568
Government National Mortgage Association, Series 2012-141, Class WA
4.537%, 11/16/41	550,747	612
Government National Mortgage Association, Series 2017-167, Class BQ
2.500%, 8/20/44	1,948,585	2,014
Government National Mortgage Association, Series 2018-11, Class PC
2.750%, 12/20/47	2,514,291	2,582
Government National Mortgage Association, Series 2019-31, Class JC
3.500%, 3/20/49	1,350,545	1,445
Government National Mortgage Association, Series 2019-32, Class NA
3.500%, 9/20/49	2,202,118	2,329
Government National Mortgage Association, Series 2021-23, Class MG
1.500%, 2/20/51	5,818,234	5,860
GS Mortgage Securities Trust, Series 2013- GC14, Class A5
4.243%, 8/10/46	1,372,000	1,451
GS Mortgage Securities Trust, Series 2014- GC18, Class A4
4.074%, 1/10/47	3,116,000	3,313

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4
1.721%, 12/12/53	2,669,000	2,587
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1
5.314%, 1/25/51 144A	3,100,253	3,290
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP4, Class A3
3.392%, 12/15/49	1,204,000	1,296
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C12, Class A5
3.663%, 7/15/45	1,997,000	2,077
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4
4.166%, 12/15/46	2,999,000	3,185
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4
3.669%, 9/15/47	954,968	1,012
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3
2.912%, 10/15/48	5,537,242	5,712
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1
5.250%, 12/25/24	64,571	67
Mello Warehouse Securitization Trust, Series 2020-2, Class A
0.886%, (ICE LIBOR USD 1 Month plus 0.800%), 11/25/53 144A	3,220,000	3,228
Mello Warehouse Securitization Trust, Series 2021-1, Class A
0.784%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/55 144A	941,000	943
Mello Warehouse Securitization Trust, Series 2021-2, Class A
0.836%, (ICE LIBOR USD 1 Month plus 0.750%), 4/25/55 144A	2,577,000	2,580
MFRA Trust, Series 2021-NQM2, Class A1
1.029%, (AFC), 11/25/64 144A	1,733,425	1,735
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4
3.176%, 8/15/45	692,000	700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4
3.249%, 2/15/48	434,000	463
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3
1.790%, 7/15/53	1,911,000	1,870
Morgan Stanley Capital I Trust, Series 2021- L6, Class A4
2.444%, 6/15/54	675,000	690
Morgan Stanley Capital I Trust, Series 2021- L7, Class A5
2.574%, 9/15/31	2,608,000	2,686
MSG III Securitization Trust, Series 2021-1, Class A
0.841%, (ICE LIBOR USD 1 Month plus 0.750%), 6/25/54 144A	1,625,000	1,624

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1
2.492%, (AFC), 9/25/59 144A	866,161	872
NewRez Warehouse Securitization Trust, Series 2021-1, Class A
0.836%, (ICE LIBOR USD 1 Month plus 0.750%), 5/25/55 144A	6,710,000	6,717
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1
4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1
1.027%, (AFC), 11/25/55 144A	1,457,595	1,455
Starwood Mortgage Residential Trust, Series 2020-1, Class A1
2.275%, (AFC), 2/25/50 144A	1,759,143	1,774
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.486%, (AFC), 4/25/65 144A	1,812,812	1,820
Starwood Mortgage Residential Trust, Series 2021-1, Class A1
1.219%, (AFC), 5/25/65 144A	1,673,384	1,676
Starwood Mortgage Residential Trust, Series 2021-4, Class A1
1.162%, (AFC), 8/25/56 144A	3,566,000	3,569
Uniform Mortgage Backed Security TBA
2.000%, 10/19/36 b	59,000,000	60,763
2.000%, 11/16/36	15,400,000	15,839
2.000%, 10/14/51	300,000	301
2.000%, 11/10/51	31,400,000	31,428
2.000%, 12/13/51	10,200,000	10,186
2.500%, 10/14/51	49,700,000	51,243
2.500%, 11/10/51 b	101,800,000	104,763
2.500%, 12/13/51	20,800,000	21,355
Verus Securitization Trust, Series 2019-3, Class A1
2.784%, (AFC), 7/25/59 144A ∑	1,382,845	1,391
Verus Securitization Trust, Series 2019-4, Class A1
2.642%, (AFC), 11/25/59 144A ∑	2,185,978	2,218
Verus Securitization Trust, Series 2019- INV2, Class A1
2.913%, (AFC), 7/25/59 144A	1,036,324	1,047
Verus Securitization Trust, Series 2019- INV3, Class A1
2.692%, (AFC), 11/25/59 144A	761,868	773
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A ∑	559,845	566
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A	2,083,523	2,096
Verus Securitization Trust, Series 2020-5, Class A1
1.218%, (AFC), 5/25/65 144A ∑	612,853	615
Verus Securitization Trust, Series 2021-1, Class A1
0.815%, (AFC), 1/25/66 144A	2,049,522	2,047
Verus Securitization Trust, Series 2021-2, Class A1
1.031%, (AFC), 2/25/66 144A	3,686,209	3,692

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-3, Class A1
1.046%, (AFC), 6/25/66 144A	2,595,560	2,604
Verus Securitization Trust, Series 2021-4, Class A1
0.938%, (AFC), 7/25/66 144A	2,722,715	2,720
Verus Securitization Trust, Series 2021-5, Class A1
1.013%, (AFC), 9/25/66 144A	9,628,000	9,614
Verus Securitization Trust, Series 2021-R1, Class A1
0.820%, (AFC), 10/25/63 144A	2,290,928	2,288
Verus Securitization Trust, Series 2021-R3, Class A1
1.020%, (AFC), 5/25/64 144A	2,308,233	2,313
Visio Trust, Series 2020-1R, Class A1
1.312%, 11/25/55 144A	1,651,296	1,656
Total		1,035,557

Total Structured Products (Cost: $1,300,784)		1,308,946

Short-Term Investments (4.7%)
Industrial (0.1%)
John Deere Capital Corp.
0.550%, 7/5/22	3,256,000	3,265
Total		3,265

Money Market Funds (4.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	155,186,862	155,187
Total		155,187

Structured Products (0.1%)
SLM Student Loan Trust, Series 2007-3, Class A4
0.185%, (ICE LIBOR USD 3 Month plus 0.060%), 1/25/22	2,524,565	2,465
Total		2,465

Total Short-Term Investments (Cost: $160,934)		160,917

Total Investments (111.3%) (Cost: $3,805,386)@		3,804,855

Other Assets, Less Liabilities (-11.3%)		(386,262)

Net Assets (100.0%)		3,418,593

Select Bond Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $493,471 representing 14.4% of the net assets.

b

Cash or securities with an aggregate value of $383,247 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

#	7-Day yield as of 9/30/2021.

@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,805,386 and the net unrealized depreciation of investments based on that cost was $531 which is comprised of $30,532 aggregate gross unrealized appreciation and $31,063 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$12,602	$—
Corporate Bonds	—	1,025,467	—
Governments	—	1,296,923	—
Structured Products	—	1,308,946	—
Short-Term Investments
Money Market Funds	155,187	—	—
All Others	—	5,730	—

Total Assets:	$155,187	$3,649,668	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand